ECOFIN SUSTAINABLE AND SOCIAL IMPACT TERM FUND
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2022

	Shares	Fair Value
Common Stock - 48.4% (1)
Natural Gas/Natural Gas Liquids Pipelines - 4.5% (1)
Australia - 1.1% (1)
APA Group (2)	342,429	2,499,500
United States - 3.4% (1)
Cheniere Energy, Inc. (2)(3)	31,300	4,159,770
The Williams Companies, Inc. (2)	119,200	3,728,576
		7,888,346
Natural Gas Gathering/Processing - 2.6% (1)
United States - 2.6% (1)
Targa Resources Corp. (2)(3)	92,500	6,046,725

Other - 3.4% (1)
Australia - 2.0% (1)
Atlas Arteria Ltd. (2)	992,726	4,686,615
Spain - 1.4% (1)
Ferrovial SA (2)	121,999	3,340,452

Power - 25.1% (1)
Canada - 1.2% (1)
Algonquin Power & Utilities Corp. (2)(4)	166,889	2,414,788
Brookfield Renewable Corp.	7,922	296,045
		2,710,833
Germany - 1.4% (1)
RWE AG	68,204	3,172,901
Italy - 5.5% (1)
ENAV SpA (2)(4)	544,452	2,506,582
Enel SpA	939,487	6,951,399
Terna SpA (2)	409,102	3,367,823
		12,825,804
Portugal - 3.0% (1)
EDP - Energias de Portugal SA (2)	1,425,838	6,976,833
Spain - 4.7% (1)
Endesa SA	299,775	6,609,866
Iberdrola SA (2)	371,053	4,235,328
		10,845,194
United Kingdom - 6.1% (1)
National Grid Plc	335,962	5,096,466
SSE PLC (2)	391,252	8,946,367
		14,042,833
United States - 3.2% (1)
American Electric Power Co, Inc. (2)	53,287	4,830,467
Atlantica Sustainable Infrastructure PLC	75,263	2,540,126
		7,370,593
Renewable Infrastructure - 2.5% (1)
United Kingdowm - 2.5% (1)
Greencoat UK Wind PLC	2,910,707	5,771,199
United States - 0.0% (1)
Archaea Energy, Inc. (4)	27	495

Renewables - 6.5% (1)
United States - 6.5% (1)
Brookfield Renewable Corp. (2)	34,641	1,298,183
Innergex Renewable Energy, Inc. (2)	294,405	4,280,776
NextEra Energy Partners LP	28,900	1,655,392
TransAlta Renewables, Inc. (2)(4)	381,927	5,258,088
Transition SA (4)	250,000	2,719,037
		15,211,476
Solar - 0.7% (1)
United States - 0.7% (1)
Sunnova Energy International, Inc. (2)(4)	82,766	1,667,735

Transportation/Storage - 2.1% (1)
Hong Kong - 2.1% (1)
China Suntien Green Energy Corp Ltd.	7,408,484	4,910,801

Utilities - 1.0% (1)
United States - 1.0% (1)
Public Service Enterprise Group, Inc.	35,419	2,296,214
Total Common Stock
(Cost $106,348,884)		112,264,549

Private Investments - 19.8% (1)
Natural Gas/Natural Gas Liquids Pipelines - 0.9% (1)
Mexico Pacific Limited LLC (MLP) Series A (5)(6)	99,451	2,182,353

Renewables - 18.9% (1)
United States - 18.9% (1)
Renewable Holdco, LLC (5)(6)(7)	N/A	5,336,777
Renewable Holdco I, LLC (5)(6)(7)	N/A	23,847,777
Renewable Holdco II, LLC (5)(6)(7)	N/A	14,564,175
		43,748,729
Total Private Investments
(Cost $46,139,758)		45,931,082

Corporate Bonds - 16.7% (1)
Education - 0.3% (1)
United States - 0.3% (1)
Village Charter School, Inc. 10.000%, 03/31/2022 (9)	$800,000	600,000

Healthcare - 3.1% (1)
United States - 3.1% (1)
315/333 West Dawson Associates SUB 144A NT, 11.000%, 01/31/2026 (6)	3,770,000	3,574,642
Grace Commons Property 8.000%, 10/31/2023 (6)	3,650,000	3,579,019
		7,153,661
Project Finance - 8.0% (1)
United States - 8.0% (1)
C2NC Holdings 13.000%, 05/01/2027	10,715,000	10,640,606
Dynamic BC Holdings LLC 13.500%, 04/01/2028 (6)	8,110,000	8,012,120
		18,652,726
Senior Living - 5.3% (1)
United States - 5.3% (1)
Contour Propco 1735 S MISSION SUB 144A NT, 11.000%, 10/01/2025 (6)	5,715,000	5,655,215
Dove Mountain Residences, LLC 11.000%, 02/01/2026 (6)	1,050,000	1,040,093
Dove Mountain Residences, LLC 16.000%, 02/01/2026 (6)	820,622	813,129
Drumlin Reserve Property LLC 10.000%, 10/02/2025 (6)	1,705,311	1,697,439
Drumlin Reserve Property LLC 16.000%, 10/02/2025 (6)	1,050,000	1,046,242
Realco Perry Hall MD LLC/OPCO Sub 144A NT 10.000%, 10/01/2024 (6)	2,256,000	2,061,143
		12,313,261
Total Corporate Bonds
(Cost $39,487,851)		38,719,648

Master Limited Partnerships - 10.0% (1)
Natural Gas Gathering/Processing - 0.9% (1)
United States - 0.9% (1)
Crestwood Equity Partners LP	65,431	2,013,312

Natural Gas/Natural Gas Liquids Pipelines - 1.4% (1)
United States - 1.4% (1)
Enterprise Products Partners L.P. (2)	128,400	3,135,528

Refined Product Pipelines - 2.9% (1)
United States - 2.9% (1)
MPLX LP (2)	206,200	6,759,236

Renewables - 4.8% (1)
Canada - 0.7% (1)
Brookfield Renewable Partners LP (2)	45,147	1,622,799
United States - 4.1% (1)
Enviva Partners LP (2)(3)	136,755	9,531,823
Total Master Limited Partnerships
(Cost $15,259,116)		23,062,698

Preferred Stock - 5.2% (1)
Natural Gas/Natural Gas Liquids Pipelines - 4.0% (1)
United States - 4.0% (1)
Altus Midstream Company, 7.000% (5)(6)	3,606,948	4,570,436
Enterprise Products Partners L.P., 7.250% (5)(6)	5,000,000	4,837,300
		9,407,736
Water Utilities - 1.2% (1)
United States - 1.2% (1)
Essential Utilities, Inc.	49,133	2,771,593
Total Preferred Stock
(Cost $12,568,152)		12,179,329

Municipal Bonds - 4.2% (1)
Arizona - 0.2% (1)
La Paz County Industrial Development Authority
10.042%, 01/01/2026	410,000	401,800
Florida - 0.2% (1)
Florida Development Finance Corp.
4.508%, 07/01/2025 (9)	445,000	422,750
Wisconsin - 3.8% (1)
Public Finance Authority
9.000%, 06/01/2029	8,925,000	8,032,500
Public Finance Authority
12.000%, 10/01/2029	185,000	185,281
Public Finance Authority
10.000%, 09/01/2031	525,000	484,580
		8,702,361
Total Municipal Bonds
(Cost $10,459,280)		9,526,911

Construction Notes - 4.7% (1)
Bermuda - 1.5% (1)
Saturn Solar Bermuda 1 Ltd. (5)(6)
8.000%, 04/30/2022	3,510,000	3,536,676

Water Equipment & Services - 3.2% (1)
EF WWW Holdings, LLC (5)(6)
10.500%, 09/30/2026	7,268,888	7,280,918
Total Construction Notes
(Cost $11,047,792)		10,817,594

Special Purpose Acquisition Company Warrant - 0.1% (1)
Renewables - 0.1% (1)
Transition SA Warrant (4)
(Cost $-)	250,000	105,117

Short-Term Investment - 0.3% (1)
United States Investment Company - 0.3% (1)
First American Government Obligations Fund, Class X, 0.026% (10)
(Cost $679,366)	679,366	679,366

Total Investments - 109.4% (1)
(Cost $241,990,200)		253,286,294
Total Value of Options Written (Premiums received $73,362) (8) - (0.1)% (1)		(271,223)
Other Assets and Liabilities - 0.6% (1)		1,437,431
Credit Facility Borrowings - (9.9)% (1)		(22,900,000)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$231,552,503

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	All or a portion of the security is segregated as collateral for the margin borrowing facility.
(3)	All or a portion of the security represents cover for outstanding call option contracts written.
(4)	Non-income producing security.
(5)	Securities have been valued by using significant unobservable inputs in accordance with fair value procedures and are categorized as level 3 investments.
(6)	Restricted securities have a total fair value of $93,635,454 which represents 40.4% of net assets.
(7)	Deemed to be an affiliate of the fund.
(8)	See Schedule of Options Written for further disclosure.
(9)	Security in forebearance at February 28, 2022.
(10)	Rate indicated is the current yield as of February 28, 2022.

Schedule of Options Written
February 28, 2022

Call Options Written	Expiration Date	Strike Price	Contracts	Notional Value	Fair Value
Cheniere Energy Inc	March 2022	$130.00	313	$4,159,770	$(209,710)
Enviva Partners LP	March 2022	$80.00	555	3,868,350	(15,263)
Targa Resources Corp.	March 2022	$70.00	925	6,475,000	(46,250)

Total Value of Call Options Written (Premiums Received $73,362)				$14,503,120	$(271,223)

Summary of Fair Value Exposure
The Fund has adopted fair value accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Municipal Bonds —Municipal bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most municipal bonds are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Directors. The Board of Directors will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Fund’s valuation committee.

When fair value pricing is employed, security prices that the Fund uses to calculate its NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) than the price of the security quoted or published by others, the value when trading resumes, and/or the value realized upon the security’s sale. Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund were using market value pricing.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of February 28, 2022:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock(a)	$109,545,512	$2,719,037	$-	$112,264,549
Private Investments(a)	-	-	45,931,082	45,931,082
Corporate Bonds(a)	-	38,719,648		38,719,648
Master Limited Partnerships(a)	23,062,698	-	-	23,062,698
Preferred Stock(a)	2,771,593	-	9,407,736	12,179,329
Municipal Bonds(a)	-	9,526,911	-	9,526,911
Construction Note(a)	-		10,817,594	10,817,594
Special Purpose Acquisition Company Warrant(a)	-	105,117	-	105,117
Short Term Investment(b)	679,366	-	-	679,366
Total Investments	$136,059,169	$51,070,713	$66,156,412	$253,286,294

Liabilities
Written Call Options	$(271,223)	$-	$-	$(271,223)
(a) All other industry classifications are identified in the Schedule of Investments
(b) Short-term investment is a sweep investment for cash balances.

The following tables present each Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended February 28, 2022:

Private Investments	TEAF
Balance – beginning of period	$45,931,077
Purchases	695,548
Return of capital	-
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	(695,543)
Balance – end of period	$45,931,082

Preferred Stock	TEAF
Balance – beginning of period	$10,484,287
Purchases	-
Return of capital	-
Sales	(790,489)
Total realized gain/loss	(2,889)
Change in unrealized gain/loss	(283,173)
Balance – end of period	$9,407,736

Construction Note	TEAF
Balance – beginning of period	$3,583,008
Purchases	7,268,888
Return of capital	-
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	(34,302)
Balance – end of period	$10,817,594

Special Purpose Acquisition Company Warrants	TEAF
Balance – beginning of period	$141,762
Purchases	-
Return of capital	-
Sales	-
Total realized gain/loss	-
Change in unrealized gain/loss	(36,645)
Balance – end of period	$105,117

Change in unrealized gain/loss on
investments still held at February 28, 2022	$(1,049,663)

Refer to the Schedule of Investments for further information on the classification of investments.